Fair Value Measurements - Earnout and Derivative Rollforward (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Ending balance	0	0	$ 0	$ 0
Earnout Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	280,000	490,000	440,000	440,000	$ 0
Fair value at issuance					3,670,000
Change in fair value	2,230,000	(210,000)	50,000		(3,230,000)
Ending balance	$ 2,510,000	$ 280,000	490,000	2,510,000	440,000
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 303,300	303,300	0
Fair value at issuance					5,120,900
Change in fair value				$ (101,300)	(4,817,600)
Ending balance					$ 303,300